Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS ASSET ALLOCATION TRUST
CIK	dei_EntityCentralIndexKey	0000926425
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 06, 2021
Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2021
Prospectus Date	rr_ProspectusDate	Aug. 09, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A